Stock Option Plan	12 Months Ended
Dec. 31, 2010
Stock Option Plan
Note 16 - Stock Option Plan

The Company’s Board of Directors adopted a Stock Incentive Plan (the “Plan”) under which the Company may issue options to purchase common stock to employees, directors and consultants.  The Company reserved 6,296,782 shares of common stock for issuance under the Plan.

During the years ended December 31, 2010 and 2009, the Board of Directors granted options to employees and members of the Board of Directors for the purchase of 8,029,912 and 141,395 shares of common stock at exercise prices ranging from $0.19 - $0.49 and $0.32 - $0.49, respectively. The options granted to employees have a term of 4 years, one-fourth of the options vest one year from the date of issuance and the balance vest in equally monthly installments over the next thirty six months. During the years ended December 31, 2010 and 2009, the fair value of these options was estimated at $1,124,188 and $19,795, respectively, using the Black-Scholes pricing model with the following assumptions.

	December 31,
	2010	2009
Risk free interest rate	1.52%	2.20%
Expected volatility	70%	70%
Expected life (in years)	4	4
Expected dividend yield	0%	0%

The risk-free interest rate was based on rates of treasury securities with the same expected term as the options.  Expected volatility is based on implied volatilities from similar companies that operate within the similar industry sector index. The Company calculated the historical volatility for each comparable company to come up with an expected average volatility and then adjusted the expected volatility based on factors such as historical stock transactions, major business transactions, and industry trends. The expected terms of the options are estimated based on factors such as vesting periods, contractual expiration dates and historical exercise behavior. The expected dividend yield was based upon the fact that the Company has not historically paid dividends, and does not expect to pay dividends in the future.

Effective October 1, 2006, the Company adopted the provisions under ASC 718 using the modified prospective method and the Black-Scholes option pricing model to record stock-based compensation expense in the statements of operations. Stock-based compensation expense is recognized over the period of service, which is generally the vesting period.  During the years ended December 31, 2010 and 2009, the Company recorded $216,600 and $252,854, respectively, of stock compensation expense.  These amounts have been included in general and administrative expenses within the statements of operations. As of December 31, 2010, the fair value of the unvested stock options amounted to $1,067,669, which is expected to be recognized over the weighted average remaining contractual life of approximately 3.0 years.

Stock option transactions under the Plan are as follows:

	Number of Shares	Option Price Per Share	Weighted Average Exercise Price Per Share
Balance at January 1, 2009	3,408,058	$0.49	$0.49
Granted in 2009	141,395	0.32 - 0.49	0.43
Forfeited/expired in 2009	0		-
Exercised in 2009	(18,771)	0.49	0.49

Balance at December 31, 2009	3,530,682	0.32 - 0.49	0.47
Granted in 2010	8,029,912	0.19 - 0.49	0.20
Forfeited/expired in 2010	(188,956)	0.49	0.49
Exercised in 2010	-		-

Balance at December 31, 2010	11,371,638	$0.19-$0.49	$0.28

Exercisable at December 31, 2010	3,745,428	$0.19-$0.49	$0.41